NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Net loss	$ (2,581,272)	$ (3,542,950)	$ (4,625,938)	$ (5,319,261)
Net cash used in operating activities			(3,041,239)	$ (2,202,179)
Accumulated deficit	$ (98,859,599)		(98,859,599)		$ (94,233,661)
Working capital deficiency			$ (10,835,917)		$ (5,001,441)